Asset Acquisition	9 Months Ended
Sep. 30, 2013
Asset Acquisition [Abstract]
Asset Acquisition

Note 5: Asset Acquisition

Bright Automotive, Inc. (“Bright”) was established in 2008 as an offspring of the non-profit Rocky Mountain Institute to commercialize and develop the IDEA plug-in hybrid electric fleet vehicle. Bright ceased operations in March 2012 after failing to obtain a loan through the Advanced Technology Vehicles Manufacturing Loan Program. The Company successfully hired key members of the Bright team and acquired certain facilities and intellectual property in a bid to accelerate EchoDriveTM’s commercialization in spring of 2012. In the first quarter of 2013, Bright’s assets, including all of its intellectual properties and patents, were auctioned off and were purchased by Advanced Technical Asset Holdings, LLC (“ATAH”), a company wholly owned by a shareholder and debt holder of the Company, for a total purchase price of $500,000, comprised of $250,000 of cash and $250,000 of promissory notes. As part of the asset acquisition between Bright and ATAH, Bright is due 277,778 shares of the Company’s common stock within 12 months of the date of the execution of the agreement. Additionally, $25,000 and 27,778 shares of the Company’s common stock were due within 90 days of the execution of the agreement for the satisfactory transfer of the intellectual property and all the rights and privileges associated with the intellectual property. The $25,000 and a combined fair value of $326,945 for the 305,556 shares that ATAH is obligated to issue to Bright as of the acquisition date pursuant to the agreement were recorded as a liability by ATAH. The value of the shares was based on the market price of the stock as of the acquisition date.
On April 5, 2013 the Company acquired all of the issued and outstanding units of ATAH for 6,000,000 shares of the Company’s common stock. The value of the shares exchanged for units of ATAH was approximately $3,120,000, which was based on the market price of the stock as of the acquisition date. As part of an exchange agreement with ATAH, the Company assumed all of the assets and liabilities described above, $100,000 cash, and a promissory note for $400,000. As of September 30, 2013, the promissory note was paid and the Company received $400,000. The $25,000 and the 27,778 shares of the Company’s common stock were not paid to Bright as of September 30, 2013. The Company has allocated the fair value of the shares exchanged based on the relative fair value of the assets that qualify for allocation. The Company has not yet issued the shares of common stock related to this transaction and has recorded such an obligation in equity. The Company determined that this transaction met the business scope exception thus asset acquisition accounting was used instead of business combination accounting.
The following table summarizes the assets and liabilities assumed:
Asset	Purchase Price	Estimated Useful Life (years)
Patents	$2,460,219	14
Cash	500,000	N/A
Show Auto (Vehicles)	492,044	5
Computer Equipment	19,682	3
Obligation to pay cash to Bright	(25,000)	N/A
Obligation to issue shares to Bright	(326,945)	N/A
Net assets	$3,120,000

License Agreement

On April 5, 2013 the Company entered into an amendment with CleanFutures (the “Amendment”) to the License Agreement dated February 1, 2012 (the “License Agreement”). The Amendment resulted from the mutual agreement with CleanFutures that the original intent of the License Agreement was not being met or adhered to. In accordance with the Amendment, the Company will issue 1,850,000 shares of the Company’s common stock to CleanFutures; in turn, the Company will receive certain rights, including perpetual use of the CleanFutures Patent and future patent(s), a non-compete agreement in which CleanFutures will not be permitted to do business with any of the Company’s competitors, and CleanFutures has agreed to certain covenants that will assure that CleanFutures will for perpetuity not interfere with the Company’s business. This Amendment superseded the existing License Agreement. The Company has not yet issued the shares of common stock related to this agreement. The fair value of the shares was $962,000 on April 5, 2013 based on stock price of $0.52 on that date and was allocated among the assets based on their relative fair values. Any assets described below that was not assigned a purchase price was considered not to have value as contemplated by the terms of the agreement. The amounts purchased were capitalized based on the market price of the stock.
The following table summarizes the assets acquired:
Intangible Asset Acquired	Purchase Price	Estimated Useful Life (years)
License Agreement	$962,000	7
The amortization expense relating to these acquisitions was $78,290 and $152,075 for the three and nine months ended September 30, 2013, respectively.